Derivative financial instruments - Derivatives held for trading (Details) - GBP (£) £ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about financial instruments [line items]
Notional amount	£ 6,705	£ 6,440
At fair value [member]
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	222,384	237,504
Derivative liabilities held for trading	(219,578)	(237,236)
At fair value [member] | OTC derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	204,531	218,933
Derivative liabilities held for trading	(200,653)	(216,913)
At fair value [member] | Cleared by central counterparty [member]
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	5,399	9,236
Derivative liabilities held for trading	(5,529)	(9,294)
At fair value [member] | Exchange traded derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	12,454	9,335
Derivative liabilities held for trading	(13,396)	(11,029)
Derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	44,373,955	35,918,021
Foreign exchange derivatives [member] | At fair value [member]
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	64,188	54,902
Derivative liabilities held for trading	(64,127)	(53,460)
Foreign exchange derivatives [member] | At fair value [member] | OTC derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	64,018	54,265
Derivative liabilities held for trading	(63,887)	(52,845)
Foreign exchange derivatives [member] | At fair value [member] | Cleared by central counterparty [member]
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	163	607
Derivative liabilities held for trading	(233)	(585)
Foreign exchange derivatives [member] | Forward contract [member] | At fair value [member] | OTC derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	32,575	26,534
Derivative liabilities held for trading	(33,051)	(26,177)
Foreign exchange derivatives [member] | Currency swaps [member] | At fair value [member] | OTC derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	27,184	23,675
Derivative liabilities held for trading	(26,031)	(22,003)
Foreign exchange derivatives [member] | Options bought and sold [member] | At fair value [member] | OTC derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	4,259	4,056
Derivative liabilities held for trading	(4,805)	(4,665)
Foreign exchange derivatives [member] | Futures and options bought and sold [Member] | At fair value [member] | Exchange traded derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	7	30
Derivative liabilities held for trading	(7)	(30)
Interest rate derivatives [member] | At fair value [member]
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	125,118	152,919
Derivative liabilities held for trading	(120,628)	(145,658)
Interest rate derivatives [member] | At fair value [member] | OTC derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	123,706	148,882
Derivative liabilities held for trading	(119,289)	(141,910)
Interest rate derivatives [member] | At fair value [member] | Cleared by central counterparty [member]
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	1,056	3,675
Derivative liabilities held for trading	(1,016)	(3,390)
Interest rate derivatives [member] | Forward contract [member] | At fair value [member] | OTC derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	171	87
Derivative liabilities held for trading	(306)	(88)
Interest rate derivatives [member] | Interest rate swaps [member] | At fair value [member] | OTC derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	102,613	121,560
Derivative liabilities held for trading	(96,394)	(112,187)
Interest rate derivatives [member] | Options bought and sold [member] | At fair value [member] | OTC derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	20,922	27,235
Derivative liabilities held for trading	(22,589)	(29,635)
Interest rate derivatives [member] | Futures and options bought and sold [Member] | At fair value [member] | Exchange traded derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	356	362
Derivative liabilities held for trading	(323)	(358)
Credit derivatives [member] | At fair value [member]
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	10,755	12,549
Derivative liabilities held for trading	(9,519)	(11,552)
Credit derivatives [member] | At fair value [member] | Cleared by central counterparty [member]
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	4,180	4,954
Derivative liabilities held for trading	(4,280)	(5,319)
Credit derivatives [member] | Swaps [member] | At fair value [member] | OTC derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	6,575	7,595
Derivative liabilities held for trading	(5,239)	(6,233)
Equity and stock index derivatives [member] | At fair value [member]
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	20,882	14,698
Derivative liabilities held for trading	(23,896)	(24,119)
Equity and stock index derivatives [member] | At fair value [member] | OTC derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	9,711	7,497
Derivative liabilities held for trading	(11,830)	(15,069)
Equity and stock index derivatives [member] | Swaps and forwards [member] | At fair value [member] | OTC derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	5,169	2,235
Derivative liabilities held for trading	(4,111)	(5,478)
Equity and stock index derivatives [member] | Options bought and sold [member] | At fair value [member] | OTC derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	4,542	5,262
Derivative liabilities held for trading	(7,719)	(9,591)
Equity and stock index derivatives [member] | Futures and options bought and sold [Member] | At fair value [member] | Exchange traded derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	11,171	7,201
Derivative liabilities held for trading	(12,066)	(9,050)
Commodity derivatives [member] | At fair value [member]
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	1,441	2,436
Derivative liabilities held for trading	(1,408)	(2,447)
Commodity derivatives [member] | At fair value [member] | OTC derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	521	694
Derivative liabilities held for trading	(408)	(856)
Commodity derivatives [member] | Swaps and forwards [member] | At fair value [member] | OTC derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	495	662
Derivative liabilities held for trading	(374)	(753)
Commodity derivatives [member] | Options bought and sold [member] | At fair value [member] | OTC derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	26	32
Derivative liabilities held for trading	(34)	(103)
Commodity derivatives [member] | Futures and options bought and sold [Member] | At fair value [member] | Exchange traded derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	920	1,742
Derivative liabilities held for trading	(1,000)	(1,591)
Held for trading [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	44,193,753	35,686,673
Held for trading [member] | OTC derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	15,749,846	13,659,753
Held for trading [member] | Cleared by central counterparty [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	16,528,946	13,579,004
Held for trading [member] | Exchange traded derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	11,914,961	8,447,916
Held for trading [member] | Derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	44,193,753	35,686,673
Held for trading [member] | Foreign exchange derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	5,289,872	4,819,811
Held for trading [member] | Foreign exchange derivatives [member] | OTC derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	5,193,761	4,735,927
Held for trading [member] | Foreign exchange derivatives [member] | Cleared by central counterparty [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	72,526	59,618
Held for trading [member] | Foreign exchange derivatives [member] | Forward contract [member] | OTC derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	3,460,364	3,131,184
Held for trading [member] | Foreign exchange derivatives [member] | Currency swaps [member] | OTC derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	1,180,559	1,098,587
Held for trading [member] | Foreign exchange derivatives [member] | Options bought and sold [member] | OTC derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	552,838	506,156
Held for trading [member] | Foreign exchange derivatives [member] | Futures and options bought and sold [Member] | Exchange traded derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	23,585	24,266
Held for trading [member] | Interest rate derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	37,140,892	29,193,812
Held for trading [member] | Interest rate derivatives [member] | OTC derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	9,969,325	8,333,707
Held for trading [member] | Interest rate derivatives [member] | Cleared by central counterparty [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	16,083,853	13,215,545
Held for trading [member] | Interest rate derivatives [member] | Forward contract [member] | OTC derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	342,883	268,277
Held for trading [member] | Interest rate derivatives [member] | Interest rate swaps [member] | OTC derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	7,333,917	5,680,977
Held for trading [member] | Interest rate derivatives [member] | Options bought and sold [member] | OTC derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	2,292,525	2,384,453
Held for trading [member] | Interest rate derivatives [member] | Futures and options bought and sold [Member] | Exchange traded derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	11,087,714	7,644,560
Held for trading [member] | Credit derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	759,075	715,001
Held for trading [member] | Credit derivatives [member] | Cleared by central counterparty [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	372,567	303,841
Held for trading [member] | Credit derivatives [member] | Swaps [member] | OTC derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	386,508	411,160
Held for trading [member] | Equity and stock index derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	882,931	794,401
Held for trading [member] | Equity and stock index derivatives [member] | OTC derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	190,496	161,739
Held for trading [member] | Equity and stock index derivatives [member] | Swaps and forwards [member] | OTC derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	132,656	103,283
Held for trading [member] | Equity and stock index derivatives [member] | Options bought and sold [member] | OTC derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	57,840	58,456
Held for trading [member] | Equity and stock index derivatives [member] | Futures and options bought and sold [Member] | Exchange traded derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	692,435	632,662
Held for trading [member] | Commodity derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	120,983	163,648
Held for trading [member] | Commodity derivatives [member] | OTC derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	9,756	17,220
Held for trading [member] | Commodity derivatives [member] | Swaps and forwards [member] | OTC derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	8,108	12,755
Held for trading [member] | Commodity derivatives [member] | Options bought and sold [member] | OTC derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	1,648	4,465
Held for trading [member] | Commodity derivatives [member] | Futures and options bought and sold [Member] | Exchange traded derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	£ 111,227	£ 146,428